Cost of sales	12 Months Ended
Dec. 31, 2017
Disclosure of cost of sales [abstract]
Cost of sales
15.   Cost of sales
	Year ended	Year ended
	December 31,	December 31,
	2017	2016

Salaries and employee benefits	$22,314	$23,430
Raw materials and consumables	14,252	15,065
Utilities	3,902	4,113
Other costs	2,318	1,768
Changes in inventories	(2,748)	1,769
	$40,038	$46,145